Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Continuing operations	£ (3,308)	£ (3,568)	£ (7,079)	£ (7,656)	£ (5,460)
Denominator
Weighted average number of ordinary shares used in basic EPS:	3,280,798,115	99,191,082	315,849,600	4,941,793	4,027,345
Basic and diluted loss per share:
Basic loss per share	£ (0.1)	£ (3.6)	£ (2)	£ (155)	£ (136)
Diluted loss per share	£ (0.1)	£ (3.6)	£ (2)	£ (155)	£ (136)